Long Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Schedule of Long-Term Borrowings
	As at December 31,	As at December 31,
	2018 $	2017 $
Current portion of long-term borrowings
Promissory note	135	130
Obligation under finance leases	66	48
Accrued interest	338	-
	539	178
Long-term borrowings
Promissory note	568	703
Credit facility	17,356	-
Obligation under finance leases	103	48
	18,027	751
	18,566	929